Cover	Aug. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2023
Entity File Number	001-41740
Entity Registrant Name	Apogee Therapeutics, Inc.
Entity Central Index Key	0001974640
Entity Tax Identification Number	88-0588063
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 17
Entity Address, Address Line Three	Suite 102b
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	650
Local Phone Number	394-5230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	APGE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false